Leases Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Lease Commitments
Lease Commitments

(12)        Leases

Capital Leases

The Company has acquired patient medical equipment and supplies, and office equipment through multiple capital leases. The capital lease obligations represent the present value of minimum lease payments under the respective agreement, payable monthly at various interest rates. Interest expense related to capital leases was $16,305 and $35,083 for the three months ended March 31, 2020 and 2019, respectively. As of March 31, 2020, future annual minimum payments required under lease obligations are as follows:

Twelve months ended March 31,
2021	$20,442,099
2022	215,164
Total	20,657,263
Less amount representing interest	(70,192)
20,587,071
Current portion	(20,421,195)
Long-term portion	$165,876

At March 31, 2020 and December 31, 2019, equipment under capital leases consisted of patient equipment with a cost basis of approximately $40,600,000 and $39,100,000, respectively, and accumulated depreciation of approximately $12,200,000 and $11,700,000, respectively. Depreciation expense for equipment purchased under capital leases is primarily included in cost of net revenue in the accompanying consolidated statements of operations.

Operating Leases

The Company leases its office facilities and office equipment under noncancelable lease agreements which expire at various dates through March 2033. Some of these lease agreements include an option to renew at the end of the term. The Company also leases certain patient medical equipment with such leases set to expire at various dates through November 2021. The Company also leases certain office facilities on a month to month basis. In some instances, the Company is also required to pay its pro rata share of real estate taxes and utility costs in connection with the premises. Some of the leases contain fixed annual increases of minimum rent. Accordingly, the Company recognizes rent expense on a straight-line basis and records the difference between the recognized rent expense and the amount payable under the lease as deferred rent. The deferred rent recorded in accounts payable and accrued expenses on the accompanying consolidated balance sheets at March 31, 2020 and December 31, 2019 was $1,180,874 and $1,124,702, respectively. The Company recorded rent expense of $3,505,955 and $2,351,566 for the three months ended March 31, 2020 and 2019, respectively, which is primarily included in cost of net revenue in the accompanying consolidated statements of operations.

The minimum annual lease commitments under noncancelable leases with initial or remaining terms in excess of one year as of March 31, 2020 are as follows:

Twelve months ended March 31,
2021	$16,547,233
2022	11,746,784
2023	9,823,064
2024	8,316,930
2025	6,390,029
Thereafter	17,668,659
Total minimum payments required (a)	$70,492,699
(a)	Minimum payments have not been reduced by minimum sublease rentals of $2,712,886 due in the future under noncancelable subleases.

(14)        Lease Commitments

The Company leases its office facilities and office equipment under noncancelable lease agreements which expire at various dates through November 2028. Some of these lease agreements include an option to renew at the end of the term. The Company also leases certain patient medical equipment with such leases set to expire at various dates through November 2021. The Company also leases certain office facilities on a month to month basis. In some instances, the Company is also required to pay its pro rata share of real estate taxes and utility costs in connection with the premises. Some of the leases contain fixed annual increases of minimum rent. Accordingly, the Company recognizes rent expense on a straight-line basis and records the difference between the recognized rent expense and the amount payable under the lease as deferred rent. The deferred rent recorded in accounts payable and accrued expenses on the accompanying consolidated balance sheets at December 31, 2019 and 2018 was $1,124,702 and $741,167, respectively. The Company recorded $10,281,541 and $6,393,522 of rent expense for the years ended December 31, 2019 and 2018, respectively, which is primarily included in cost of net revenue in the accompanying consolidated statements of operations.

The minimum annual lease commitments under noncancelable leases with initial or remaining terms in excess of one year as of December 31, 2019 are as follows:

2020	$12,291,753
2021	7,811,982
2022	5,632,124
2023	4,492,642
2024	3,082,588
Thereafter	4,036,732
$37,347,821